Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000151946 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Federated Hermes International DividendStrategy Portfolio
Average Annual Return, Percent	22.59%	11.37%	7.01%
MSCI World ex USA High Dividend Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA High Dividend Yield Index
Average Annual Return, Percent	20.51%	14.70%	7.60%
MSCI World ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Average Annual Return, Percent	23.59%	12.74%	7.74%